8. Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2017	$65,384,502
2018	17,229,272
2019	14,568,044
2020	7,898,848
2021	11,309,263
Total time certificates of deposit	$116,389,929